Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Cash and cash equivalents	$ 692,778	$ 692,778	$ 262,728		$ 25,628
Long-term common stock warrant liabilities	60,688	60,688	178,232 [1]
Change in fair value of common stock warrant liabilities	29,595	31,703	23,049
Private Warrant
Class of Stock [Line Items]
Long-term common stock warrant liabilities	60,700	60,700	53,700	$ 43,900
Change in fair value of common stock warrant liabilities	$ 10,800	$ 7,000	$ 53,700

[1]	Reclassification of common stock warrants from equity classified to liability classified.